Group Companies - Summary of Investment in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
IHG Management d.o.o Beograd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	"IHG Management" d.o.o. Beograd
Registered addresses	Beograd, Cincar, Jankova 3, Serbia
Ownership Percentage	100.00%
24th Street Operator Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	24th Street Operator Sub, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
36th Street IHG Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	36th Street IHG Sub, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
426 Main Ave LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	426 Main Ave LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
46 Nevins Street Associates, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	46 Nevins Street Associates, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
2250 Blake Street Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	2250 Blake Street Hotel, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Allegro Management LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Allegro Management LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Alpha Kimball Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Alpha Kimball Hotel LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
American Commonwealth Assurance Co.Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	American Commonwealth Assurance Co. Ltd.
Registered addresses	Clarendon House, Church Street West, Bermuda
Ownership Percentage	100.00%
Asia Pacific Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Asia Pacific Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Barclay Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Barclay Operating Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
BHMC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHMC Canada Inc.
Registered addresses	199 Bay Street, Suite 2800, Commerce Court West, Toronto, ON M5L 1A9, Canada
Ownership Percentage	100.00%
BHR Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
BHR Luxembourg SARL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Luxembourg SARL
Registered addresses	26 Blvd. Royal, L-2449, Luxembourg
Ownership Percentage	100.00%
BHR Pacific Holdings Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Pacific Holdings, Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
BHTC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHTC Canada Inc.
Registered addresses	199 Bay Street, Suite 2800, Commerce Court West, Toronto, ON M5L 1A9, Canada
Ownership Percentage	100.00%
BOC Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BOC Barclay Sub LLC
Registered addresses	111 Eighth Avenue, New York, NY 10011, USA
Ownership Percentage	100.00%
Bristol Oakbrook Tenant Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Bristol Oakbrook Tenant Company
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Cafe Biarritz [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cafe Biarritz
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Cambridge Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cambridge Lodging LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Capital Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Capital Lodging LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Compania Inter Continental De Hoteles El Salvador SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Compania Inter-Continental De Hoteles El Salvador SA
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Crowne Plaza Amsterdam (Management) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Crowne Plaza Amsterdam (Management) B.V.
Registered addresses	Nieuwezijds Voorburgwal 5, 1012 RC Amsterdam, The Netherlands
Ownership Percentage	100.00%
Crowne Plaza LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Crowne Plaza LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Cumberland Akers Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cumberland Akers Hotel LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Dunwoody Operations, Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Dunwoody Operations, Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Edinburgh IC Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh IC Limited
Registered addresses	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
Ownership Percentage	100.00%
EVEN Real Estate Holding LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	EVEN Real Estate Holding LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
General Innkeeping Acceptance Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	General Innkeeping Acceptance Corporation
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Guangzhou SC Hotels Services Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Guangzhou SC Hotels Services Ltd.
Registered addresses	Building 4, No. 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
Ownership Percentage	100.00%
H.I. (Ireland) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	H.I. (Ireland) Limited
Registered addresses	29 Earlsfort Terrace, Dublin 2, D02 AY28, Ireland
Ownership Percentage	100.00%
HI Sugarloaf, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HI Sugarloaf, LLC
Registered addresses	289 S. Culver Street, Lawrenceville, GA 30046, USA
Ownership Percentage	100.00%
Hale International Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hale International Ltd.
Registered addresses	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
HC International Holdings, Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HC International Holdings, Inc.
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
HH France Holdings SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH France Holdings SAS
Registered addresses	31–33 rue Mogador – 75009 Paris, France
Ownership Percentage	100.00%
HH Hotels (EMEA) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (EMEA) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
HH Hotels (Romania) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (Romania) SRL
Registered addresses	Bucharest, 1st District, 50–52 Buzesti St, 83 module, 11 floor, Romania
Ownership Percentage	100.00%
HIM (Aruba) NV [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HIM (Aruba) NV
Registered addresses	230 J E Irausquin Boulevard, Palm Beach, Aruba
Ownership Percentage	100.00%
Hoft Properties LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoft Properties LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Holiday Hospitality Franchising, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Hospitality Franchising, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Holiday Inn Mexicana S.A. de C.V [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inn Mexicana S.A. de C.V.
Registered addresses	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
Ownership Percentage	100.00%
Holiday Inns (China) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (China) Ltd
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (Chongqing), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Chongqing), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Courtalin) Holdings SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) Holdings SAS
Registered addresses	31–33 rue Mogador – 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (Courtalin) SAS [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) SAS
Registered addresses	31–33 rue Mogador – 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (England) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (England) Ltd.
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Holiday Inns (Germany), LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Germany), LLC
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Guangzhou), Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Guangzhou), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Jamaica) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Jamaica) Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Malaysia) Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Malaysia) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (Middle East) Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Middle East) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (Philippines) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Philippines), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Saudi Arabia) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Saudi Arabia), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (South East Asia) Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (South East Asia) Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns (Thailand) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Thailand) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
Holiday Inns (UK), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (UK), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns Crowne Plaza (Hong Kong), Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Crowne Plaza (Hong Kong), Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
Holiday Inns Holdings (Australia) Pty Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Holdings (Australia) Pty Ltd
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Holiday Inns Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Holiday Inns Investment (Nepal) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Investment (Nepal) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
Holiday Inns of America (UK) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of America (UK) Ltd.
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Holiday Inns of Belgium N.V. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of Belgium N.V.
Registered addresses	Rond Punt Schumanplein 11, 1040 Brussels, Belgium
Ownership Percentage	100.00%
Holiday Pacific Equity Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Equity Corporation
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Holiday Pacific LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Holiday Pacific Partners, LP [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Partners, LP
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Hotel InterContinental London (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel InterContinental London (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Hotel Inter-Continental London Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel Inter-Continental London Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Hoteles Y Turismo HIH SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoteles Y Turismo HIH SRL
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IC Hotelbetriebsfuhrungs GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotelbetriebsfuhrungs GmbH
Registered addresses	Johannesgasse 28, 1030 Wien, Am Heumarkt 4, 1030 Wien, Austria
Ownership Percentage	100.00%
IC Hotels Management (Portugal) Unipessoal, Lda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotels Management (Portugal) Unipessoal, Lda
Registered addresses	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
Ownership Percentage	100.00%
IC International Hotels Limited Liability Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC International Hotels Limited Liability Company
Registered addresses	24, Rusakovskaya Str., Moscow 107014, Russian Federation
Ownership Percentage	100.00%
IHC (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC (Thailand) Limited
Registered addresses	967 Rama I Road, Patumwan, Bangkok, Thailand
Ownership Percentage	100.00%
IHC Buckhead, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Buckhead, LLC
Registered addresses	289 S. Culver Street, Lawrenceville, GA 30046, USA
Ownership Percentage	100.00%
IHC Edinburgh (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Edinburgh (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC Hopkins (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hopkins (Holdings) Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHC Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC Inter-Continental (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Inter-Continental (Holdings) Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHC London (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC London (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC May Fair (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC May Fair Hotel Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC M-H (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC M-H (Holdings) Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHC Overseas (U.K.) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Overseas (U.K.) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC UK (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC UK (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC United States (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC United States (Holdings) Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHC Willard (Holdings) Corp [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Willard (Holdings) Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHG (Australasia) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Australasia) Limited
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
IHG (Marseille) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Marseille) SAS
Registered addresses	31–33 rue Mogador – 75009 Paris, France
Ownership Percentage	100.00%
IHG (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Thailand) Limited
Registered addresses	973 President Tower, 7th Floor, Units 7A, 7B, 7C, 7D, 7I, 7F, 7G and 7H, Ploenchit Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok Metropolis, 10330, Thailand
Ownership Percentage	100.00%
IHG Bangkok Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Bangkok Ltd
Registered addresses	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
IHG Brasil Administracao de Hoteis e Servicos.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Brasil Administracao de Hoteis e Servicos Ltda
Registered addresses	Alameda Jau 536 #3S-B, Sao Paulo, Brazil
Ownership Percentage	100.00%
IHG Commission Services SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Commission Services SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Community Development, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Community Development, LLC
Registered addresses	289 S. Culver Street, Lawrenceville, GA 30046, USA
Ownership Percentage	100.00%
IHG Cyprus Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Cyprus Limited
Registered addresses	195 Arch. Markarios III Ave., Neocleous House, 3030 Limassol, Cyprus
Ownership Percentage	100.00%
IHG de Argentina SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG de Argentina SA
Registered addresses	Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
Ownership Percentage	100.00%
IHG ECS (Barbados) SRL [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ECS (Barbados) SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Franchising Brasil Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising Brasil Ltda
Registered addresses	Alameda Jau 536, Suite 3S-D, Sao Paulo, Brazil
Ownership Percentage	100.00%
IHG Franchising DR Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising DR Corporation
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHG Franchising LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHG Hotels (New Zealand) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels (New Zealand) Limited
Registered addresses	Floor 9, 36 Kitchener Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
IHG Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Hotels Management (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Management (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Hotels Nigeria Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Nigeria Limited
Registered addresses	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
Ownership Percentage	100.00%
IHG Hotels South Africa (Pty) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels South Africa (Pty) Ltd
Registered addresses	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
Ownership Percentage	100.00%
IHG International Partnership [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG International Partnership
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Istanbul Otel Ynetim Limited Sirketi [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Istanbul Otel Yönetim Limited Sirketi
Registered addresses	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
Ownership Percentage	100.00%
IHG Japan (Management) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Management) LLC
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Japan (Osaka) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Osaka) LLC
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Management (Maryland) LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Maryland) LLC
Registered addresses	HIQ Corporate Services Inc., 715 St. Paul Street, Baltimore, MD 21202, USA
Ownership Percentage	100.00%
IHG Management (Netherlands) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Netherlands) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Management MD Barclay Sub LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management MD Barclay Sub LLC
Registered addresses	111 Eighth Avenue, New York, NY 10011, USA
Ownership Percentage	100.00%
IHG Management SL d.o.o [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management SL d.o.o
Registered addresses	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
Ownership Percentage	100.00%
IHG Orchard Street Member, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Orchard Street Member, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
IHG PS Nominees Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG PS Nominees Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Systems Pty Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Systems Pty Ltd
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Szalloda Budapest Szolgaltato Kft. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Szalloda Budapest Szolgaltato Kft.
Registered addresses	1052 Budapest, Apáczai Csere János u. 12–14, Hungary
Ownership Percentage	100.00%
IND East Village SD Holdings, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IND East Village SD Holdings, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
InterContinental Berlin Service Company GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Berlin Service Company GmbH
Registered addresses	Budapester Str. 2, D-10787, Berlin, Germany
Ownership Percentage	100.00%
InterContinental (Branston) 1 Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (Branston) 1 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental (PB) 1 [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 1
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental (PB) 2 [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 2
Registered addresses	BDO LLP, Two Snowhill, Birmingham, B4 6GA, UK
Ownership Percentage	100.00%
InterContinental (PB) 3 Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 3 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Brasil Administracao de Hoteis Ltda [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Brasil Administracao de Hoteis Ltda
Registered addresses	Alameda Jau 536 #3S-B, Sao Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental D.C. Operating Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental D.C. Operating Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Inter-Continental Florida Investment Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Investment Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Inter-Continental Florida Partner Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Partner Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
InterContinental Gestion Hotelera S.L. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Gestion Hotelera S.L.
Registered addresses	Paseo de la Castellana 49, 28046 Madrid, Spain
Ownership Percentage	100.00%
Inter-Continental Hospitality Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hospitality Corporation
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
InterContinental Hotel Berlin GmbH [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Berlin GmbH
Registered addresses	Budapester Str. 2, D-10787, Berlin, Germany
Ownership Percentage	100.00%
InterContinental Hotel Dusseldorf GmbH (Germany) [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Düsseldorf GmbH (Germany)
Registered addresses	Koenigsallee 59, D-40215, Dusseldorf, Germany
Ownership Percentage	100.00%
Inter-Continental Hoteleira Limitada [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hoteleira Limitada
Registered addresses	Av Das Americas 500, Bloco 3, Sala 316, Barra da Tijuca CEP 22640-100, Rio de Janeiro, Brazil
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Operating Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Operating Corp.
Registered addresses	InterContinental Montreal, 360 St. Antoine Street West, Montreal, Quebec H2Y 3X4, Canada
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Owning Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Owning Corp.
Registered addresses	InterContinental Montreal, 360 St. Antoine Street West, Montreal, Quebec H2Y 3X4, Canada
Ownership Percentage	100.00%
InterContinental Hotels (Puerto Rico) Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels (Puerto Rico) Inc.
Registered addresses	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
Ownership Percentage	100.00%
Inter-Continental Hotels (Singapore) Pte. Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Singapore) Pte. Ltd.
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation de Venezuela C.A. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation de Venezuela C.A.
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage	100.00%
Intercontinental Hotels Corporation Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation Limited
Registered addresses	Clarendon House, Church Street West, Bermuda
Ownership Percentage	100.00%
InterContinental Hotels Group (Asia Pacific) Pte Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Asia Pacific) Pte Ltd
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
InterContinental Hotels Group (Australia) Pty Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
InterContinental Hotels Group (Canada) Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Canada) Inc.
Registered addresses	199 Bay Street, Suite 2800, Commerce Court West, Toronto, ON M5L 1A9, Canada
Ownership Percentage	100.00%
InterContinental Hotels Group (Espana) SA [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (España) SA
Registered addresses	Paseo de la Castellana 49, 28046 Madrid, Spain
Ownership Percentage	100.00%
InterContinental Hotels Group (Greater China) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Greater China) Limited
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	100.00%
InterContinental Hotels Group (India) Pvt. Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (India) Pvt. Ltd
Registered addresses	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
Ownership Percentage	100.00%
InterContinental Hotels Group (Japan) Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Japan) Inc.
Registered addresses	800 S. Gay Street, Suite 201, Knoxville, TN 37929, USA
Ownership Percentage	100.00%
InterContinental Hotels Group (New Zealand) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (New Zealand) Limited
Registered addresses	Floor 9, 36 Kitchener Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
InterContinental Hotels Group (Shanghai) Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Shanghai) Ltd.
Registered addresses	2nd Floor, Citigroup Tower, No. 33 Huayuanshiqiao Road, Pudong, Shanghai, P.R. China
Ownership Percentage	100.00%
InterContinental Hotels Group Customer Services Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Customer Services Ltd.
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Group do Brasil Limitada [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group do Brasil Limitada
Registered addresses	Alameda Jau 536, Suite 3S-C, Sao Paulo, Brazil
Ownership Percentage	100.00%
InterContinental Hotels Group Healthcare Trustee Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Healthcare Trustee Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Group Operating Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Operating Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Resources Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Resources Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Services Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Services Company
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Italia, S.r.L. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Italia, S.r.L.
Registered addresses	Bastioni di Porta Nuova 21, 20121 Milano, Italy
Ownership Percentage	100.00%
InterContinental Hotels Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Management GmbH [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management GmbH
Registered addresses	Am Hauptbahnhof, D-60329, Frankfurt, Germany
Ownership Percentage	100.00%
InterContinental Hotels Nevada Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Nevada Corporation
Registered addresses	701 S. Carson Street, Suite 200, Carson City, NV 89701, USA
Ownership Percentage	100.00%
Inter-Continental Hotels of San Francisco Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels of San Francisco Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Inter-Continental IOHC (Mauritius) Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental IOHC (Mauritius) Limited
Registered addresses	JurisTax Services Ltd, Level 12, NeXTeracom Tower II, Ebene, Mauritius
Ownership Percentage	100.00%
Inter-Continental Management (Australia) Pty Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Management (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
InterContinental Management AM LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management AM LLC
Registered addresses	10, V. Sargsyan Str, office 114, Yerevan 0010, Armenia
Ownership Percentage	100.00%
InterContinental Management Bulgaria EOOD [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Bulgaria EOOD
Registered addresses	4fl. 51B Bulgaria Blvd., Triaditsa, Sofia, Bulgaria
Ownership Percentage	100.00%
InterContinental Management France SAS [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management France SAS
Registered addresses	31–33 rue Mogador – 75009 Paris, France
Ownership Percentage	100.00%
InterContinental Management Poland sp. z.0.0 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Poland sp. z.o.o
Registered addresses	Al. Jerozolimskie 56C, 00-803 Warsaw, Poland
Ownership Percentage	100.00%
InterContinental Overseas Holding Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Overseas Holding Corporation
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KG Benefits LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Benefits LLC
Registered addresses	1210 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KG Gift Card Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Gift Card Inc.
Registered addresses	818 West 7th Street, Los Angeles, CA 90017, USA
Ownership Percentage	100.00%
KG Liability LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Liability LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KG Technology, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Technology, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHP Washington Operator LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHP Washington Operator LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG 11th Avenue Hotel LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 11th Avenue Hotel LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG 851 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 851 LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Aertson LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Aertson LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Alexandria LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Alexandria LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Alexis, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Alexis, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Allegro, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Allegro, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Argyle, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Argyle, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Austin Beverage Company, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Austin Beverage Company, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Baltimore, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Baltimore, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Born LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Born LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Boston Hotel, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Boston Hotel, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Canary LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Canary LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Cayman LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Cayman Employer Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman Employer Ltd.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG DC 1731 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG DC 1731 LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG DC 2505 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Donovan LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Donovan LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Employer, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Employer, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Employer, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Goleta LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Goleta LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Gray LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Gray U2 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray U2 LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Hillcrest, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Hillcrest, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Huntington Beach LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Huntington Beach LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG King Street, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG King Street, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG La Peer LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG La Peer LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Miami Beach LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Miami Beach LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Muse LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Muse LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG NPC LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG NPC LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Onyx LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Onyx LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Palladian LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palladian LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Palomar Phoenix LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palomar Phoenix LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Philly Monaco LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Philly Monaco LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Pittsburgh LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Pittsburgh LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Reynolds LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Reynolds LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Riverplace LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Riverplace LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Sacramento LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sacramento LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Savannah LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Savannah LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Schofield LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Schofield LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Sedona LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sedona LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG SFD LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SFD LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG State Street LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG State Street LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Sutter LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Sutter Union LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter Union LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Taconic LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Taconic LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Tariff LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tariff LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Texas Hospitality, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Hospitality, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Texas Operations, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Operations, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Tryon LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tryon LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Vero Beach, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vero Beach, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Vintage Park LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vintage Park LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG VZ Austin LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG VZ Austin LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Wabash LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wabash LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Westwood, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Westwood, LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Wilshire LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wilshire LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG WPB LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG WPB LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
KHRG Zamora LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Zamora LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Kimpton Hollywood Licenses LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter Union LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Kimpton Hotel & Restaurant Group LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Taconic LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Kimpton Phoenix Licenses Holdings LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Phoenix Licenses Holdings LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Kimpton Sedona Licenses LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Sedona Licenses LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Louisiana Acquisitions Corp. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Louisiana Acquisitions Corp.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Mercer Fairview Holdings LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Mercer Fairview Holdings LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
MH Lodging LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	MH Lodging LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
PML Services LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PML Services LLC
Registered addresses	HIQ Corporate Services Inc., 715 St. Paul Street, Baltimore, MD 21202, USA
Ownership Percentage	100.00%
Pollstrong Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Pollstrong Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Powell Pine, Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Powell Pine, Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Priscilla Holiday of Texas, Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Priscilla Holiday of Texas, Inc.
Registered addresses	11003 Onion Creek Court, Austin, TX 78747, USA
Ownership Percentage	100.00%
PT SC Hotels & Resorts Indonesia [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT SC Hotels & Resorts Indonesia
Registered addresses	Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
Resort Services International (Cayo Largo) L.P. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Resort Services International (Cayo Largo) L.P.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
RM Lodging LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	RM Lodging LLC
Registered addresses	289 S. Culver Street, Lawrenceville, GA 30046, USA
Ownership Percentage	100.00%
SBS Maryland Beverage Company LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SBS Maryland Beverage Company LLC
Registered addresses	HIQ Corporate Services Inc., 715 St. Paul Street, Baltimore, MD 21202, USA
Ownership Percentage	100.00%
SC Cellars Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Cellars Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC Hotels International Services, Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Hotels International Services, Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
SC Leisure Group Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Leisure Group Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC NAS 2 Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC NAS 2 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC Quest Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Quest Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC Reservations (Philippines) Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Reservations (Philippines) Inc.
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage	100.00%
SCH Insurance Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCH Insurance Company
Registered addresses	150 South Champlain Street, Burlington, VT 05401, USA
Ownership Percentage	100.00%
SCIH Branston 3 [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCIH Branston 3
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Semiramis for training of Hotel Personnel and Hotel Management SAE [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Semiramis for training of Hotel Personnel and Hotel Management SAE
Registered addresses	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
Ownership Percentage	100.00%
SF MH Acquisition LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SF MH Acquisition LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Six Continents Corporate Services [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Corporate Services
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Holdings Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Hotels de Colombia SA [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels de Colombia SA
Registered addresses	Calle 16, No28–51, Variante las Palmas, Colombia
Ownership Percentage	100.00%
Six Continents Hotels International Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels International Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Hotels, Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels, Inc.
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Six Continents International Holdings B.V. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents International Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
Six Continents Investments Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Investments Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Overseas Holdings Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Overseas Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Restaurants Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Restaurants Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SixCo North America, Inc. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SixCo North America, Inc.
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Solamar Lodging LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Solamar Lodging LLC
Registered addresses	1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Southern Pacific Hotel Corporation (BVI) Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Southern Pacific Hotel Corporation (BVI) Ltd.
Registered addresses	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Southern Pacific Hotels Properties Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Southern Pacific Hotels Properties Limited
Registered addresses	Craigmuir Chambers, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
SPHC Group Pty Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SPHC Group Pty Ltd.
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
SPHC Management Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SPHC Management Ltd.
Registered addresses	Port Moresby Travelodge, Hunter Street, Section 27, Allotments 26 and 27, Granville, Port Moresby, National Capital District, Papua New Guinea
Ownership Percentage	100.00%
Universal de Hoteles SA [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Universal de Hoteles SA
Registered addresses	Calle 16, No28–51, Variante las Palmas, Colombia
Ownership Percentage	100.00%
White Shield Insurance Company Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	White Shield Insurance Company Limited
Registered addresses	Suite B, Ground Floor, Regal House, Queensway, Gibraltar
Ownership Percentage	100.00%
H.I. Soaltee Management Company Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	H.I. Soaltee Management Company Ltd (76.5%)
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong
Ownership Percentage	76.50%
IHG ANA Hotels Group Japan LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Group Japan LLC (74.66%)
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	74.66%
IHG ANA Hotels Holdings Co., Ltd. [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Holdings Co., Ltd. (66%)
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	66.00%
World Trade Centre Montreal Hotel Corporation [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	World Trade Centre Montreal Hotel Corporation (74.11%)
Registered addresses	Suite 2500, 1000 De La Gauchetiere St. West, Montreal QC H3B 0A2, Canada
Ownership Percentage	74.11%